Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net loss	$ (748,456)	$ (1,748,624)	$ (17,928,647)	$ (7,012,113)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		414,708	1,576,756	2,267,833
Depreciation and amortization	83,719	154,577	402,294	130,920
Non-cash lease expense	37,918	40,426	151,866
Provision for doubtful accounts, net of recovery	18,353	889,078	14,910,502	3,978,893
Impairment loss of fixed assets and intangible asset		327,632	327,632
Impairment loss of deposit for leasehold improvement				425,068
Deferred tax provision				634,500
Changes in assets and liabilities
Notes receivable		386,233	386,233	(386,233)
Accounts receivable	13,664	2,159,346	1,078,261	(2,553,973)
Other receivables	(114,571)	(5,389,083)	(5,806,997)	161,057
Advances to suppliers - third parties	(8,678)	67,902	75,815	(3,671,931)
Advances to suppliers - related party				3,312,666
Prepaid expenses and other current assets	19,171	81,209	315,398	1,407,599
Other long-term assets - deposits	(52,243)	90,016	84,713	(2,928,775)
Due from related parties	100,000	372,500	413,408	1,422,254
Deferred revenue	758	(1,525)	(1,601)	(353,432)
Accounts payable	67,788	141,114	(80,420)	(2,709,194)
Taxes payable	51,265	(443,828)	91,025	487,197
Lease liabilities	(18,855)	(39,201)	(114,840)
Accrued expenses and other current liabilities	152,690	(172,838)	222,068	1,114,597
Net cash used in operating activities	(397,477)	(2,670,358)	(3,896,534)	(4,273,067)
Investing Activities
Acquisition of property and equipment		(4,538)	(6,984)	(143,493)
Proceeds from disposal of property and equipment			5,626
Net cash used in investing activities		(4,538)	(1,358)	(143,493)
Financing Activities
Proceeds from issuance of common stock	1,111,069		940,131	850,000
Loan payable			280,470
Net cash provided by financing activities	1,111,069		1,220,601	850,000
Effect of exchange rate fluctuations on cash	179,015	(326,316)	(334,177)	(389,049)
Net increase (decrease) in cash	892,607	(3,001,212)	(3,011,468)	(3,955,609)
Cash at the beginning of period	131,182	3,142,650	3,142,650	7,098,259
Cash at the end of period	1,023,789	141,438	131,182	3,142,650
Supplemental information
Income taxes paid		35,191	38,602	166,960
Interest paid		$ 11,116
Non-cash transactions of operating and investing activities
Transfer of prepayment to intangible asset			218,678
Initial recognition of right-of-use assets and lease liabilities			$ 452,042